Discontinued operations	12 Months Ended
Dec. 31, 2021
Discontinued operations

4	Discontinued operations

During 2018, the Group made the decision to sell MPUS, its Commercial business based in the US. The sale completed on 1 November 2018 to an affiliate of Barings LLC, a member of the MassMutual Financial Group, for total consideration of up to $19m. This included $6m of consideration contingent payable on the achievement of various net revenue milestones for the MPUS business for the financial years 2018 and 2019. MPUS did not achieve the net revenue milestones in either 2018 or 2019, as a result no contingent consideration was received during 2019.

Under the terms of the Stock Purchase Agreement, the Group agreed to indemnify the Purchaser against, inter alia, any liability related to any prescription drug user fee amounts owed to the United States Food and Drug Administration (“FDA”) under the Prescription Drug Fee User Act (“PDUFA”) by MPUS for the United States government’s fiscal year ended 30 September 2018.

MPUS had successfully obtained waivers for user fees for all prior fiscal periods in which it was liable under PDUFA and entered into the Stock Purchase Agreement with the Purchaser confident that a further waiver would be obtained. However, during 2019 MPUS sought approval from the FDA for a filing relating to one of its commercial products and was informed by the FDA that the approval would not be forthcoming whilst the PDUFA fee remained unpaid. Consequently, MPUS paid the PDUFA fee of £0.95m and then, in accordance with the terms of the Stock Purchase Agreement, Midatech deposited the same amount with MPUS, pending completion of the waiver application process.

At 31 December 2019 Management considered the recoverability of the sum paid under the warranty, and although the waiver process was still on-going, Management concluded, based on third party advice, that the probability of successfully achieving the waiver had diminished and therefore took the decision to expense the cost of the warranty claim in 2019. As a result of Fortovia Theraputics Inc (formerly MPUS) filing for bankruptcy during 2020 the waiver claim is no longer being pursued.

The post-tax loss on disposal of discontinued operations was determined as follows:

Result of discontinued operations	2021 £’000	2020 £’000	2019 £’000
Revenue	–	–	–
Expenses other than finance costs	–	–	(947)
Finance costs	–	–	–
Impairment	–	–	–
Loss from discontinued operations before tax	–	–	(947)
Taxation	–	–	–
Loss on disposal of discontinued operations	–	–	–
Loss for the year from discontinued operations after tax	–	–	(947)

Statement of cash flows	2021 £’000	2020 £’000	2019 £’000
The statement of cash flows includes the following amounts relating to discontinued operations:
Operating activities	–	–	–
Investing activities	–	–	(947)
Financing activities	–	–	–
Net cash flow from discontinued operations	–	–	(947)